Bonus Programs (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Shares Granted Under the Company's Executive Incentive Plans
At December 31, 2022 the shares granted under the Company’s executive incentive plans are as follows:

	Number of shares
Incentive Plan	FEMSA	KOF	Vesting period
2018	211,290	256,281	2019-2021
2019	312,006	457,338	2020-2022
2020	666,281	956,926	2021-2023
2021	780,524	1,197,820	2022-2024
2022	856,664	1,289,204	2023-2025
Total	2,826,765	4,157,569